Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2018	December 31, 2017
Accounts receivable	$31,081	$28,507
Less: Provision for losses on accounts receivables	(2,856)	(2,781)

Accounts receivable, net	$28,225	$25,726

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2016	$(919)	$(1,304)	$11	$(2,212)
Year ended December 31, 2017	$(2,212)	$(569)	$—	$(2,781)
Year ended December 31, 2018	$(2,781)	$(75)	$—	$(2,856)

See Note 2(t) for a discussion of credit risk. For the year ended December 31, 2018, three customers accounted for 32.0%, 10.8% and 10.2% of the Company’s revenue. For the year ended December 31, 2017, three customers accounted 20.3%, 13.7% and 12.7% of the Company’s revenue, two of them in common with the ones accounted for in 2018. For the year ended December 31, 2016, three customers accounted for 28.0%, 13.8% and 11.5% of the Company’s revenue, two of them in common with the customers accounted for in 2017. For the three years, the most significant customer is common.